SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 700,751,000	$ 644,095,000	$ 604,406,000	$ 594,642,000	$ 558,957,000	$ 483,384,000	$ 436,579,000	$ 396,242,000	$ 2,543,894,000	$ 1,875,162,000	$ 1,843,740,000
Operating income	193,102,000	174,418,000	164,265,000	170,726,000	133,232,000	111,474,000	101,706,000	105,384,000	702,511,000	451,796,000	608,875,000
Income from continuing operations	121,514,000	109,828,000	98,961,000	104,365,000	83,291,000	64,883,000	74,105,000	63,802,000	434,668,000	286,081,000	380,546,000
Net income	121,420,000	109,826,000	98,790,000	104,150,000	83,045,000	(36,715,000)	46,747,000	63,235,000	434,186,000	156,312,000	353,545,000
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ 0.61	$ 0.70	$ 0.61	$ 4.06	$ 2.70	$ 3.61
Net income (loss) (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ (0.35)	$ 0.44	$ 0.60	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ 0.61	$ 0.68	$ 0.60	$ 3.99	$ 2.66	$ 3.56
Net income (loss) (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ (0.34)	$ 0.43	$ 0.59	$ 3.99	$ 1.45	$ 3.31
Gain from the sale of assets, net	2,400,000	2,200,000	2,600,000	1,700,000	500,000	1,500,000	600,000	700,000
Gain from the sale of assets, per diluted share (in dollars per share)	$ 0.02	$ 0.02	$ 0.02	$ 0.02		$ 0.01	$ 0.01	$ 0.01
Gain from the sale of investment securities, net		$ 600,000
Gain from the sale of investment securities, per diluted share (in dollars per share)		$ 0.01